Derivatives (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]:
Schedule of Notional Amounts of Outstanding Derivative Positions [Table Text Block]

Effective date	Termination date	Notional amount on effective date	Fixed rate (Costamare pays)	Floating rate (Costamare receives)	Fair value Dec. 31, 2011	Fair value Dec. 31, 2012
30/6/2008	30/6/2015	425,000	4.03%p.a.	USD LIBOR 3M BBA	(27,494)	(18,407)
30/6/2008	30/6/2015	75,000	4.03%p.a.	USD LIBOR 3M BBA	(4,852)	(3,248)
30/9/2008	30/6/2015	100,000	4.09%p.a.	USD LIBOR 3M BBA	(6,594)	(4,403)
30/9/2008	30/6/2015	250,000	4.02%p.a.	USD LIBOR 3M BBA	(16,051)	(10,775)
16/5/2008	16/5/2014	75,000	3.88%p.a.	USD LIBOR 6M BBA	(4,075)	(2,671)
16/5/2008	16/5/2014	75,000	3.88%p.a.	USD LIBOR 6M BBA	(4,075)	(2,671)
17/6/2008	17/6/2013	73,000	3.57%p.a.	USD LIBOR 6M BBA	(2,288)	(787)
17/6/2008	17/6/2013	73,000	3.57%p.a.	USD LIBOR 6M BBA	(2,288)	(787)
21/2/2007	21/2/2017	85,000	Zero cost Interest rate Collar*		(12,268)	(11,122)
4/8/2008	5/8/2013	74,000	3.60%p.a.	USD LIBOR 6M BBA	(3,226)	(1,592)
30/6/2011	29/6/2018	50,000	3.45%p.a.	USD LIBOR 3M BBA	(15,478)	(19,783)
30/9/2011	29/6/2018	20,000	4.05%p.a.	USD LIBOR 3M BBA	(19,031)	(26,075)
28/9/2012	29/6/2018	40,000	3.60%p.a.	USD LIBOR 3M BBA	(4,396)	(5,852)
22/8/2011	22/8/2018	65,000	2.79%p.a.	USD LIBOR 6M BBA	(4,297)	(5,087)
31/01/2013	15/12/2020	133,700	3.51%p.a.	USD LIBOR 6M BBA	(11,088)	(16,672)
15/1/2014	15/1/2021	67,781	2.94%p.a.	USD LIBOR 3M BBA	(2,461)	(4,931)
15/2/2014	15/2/2021	67,781	2.99%p.a.	USD LIBOR 3M BBA	(2,524)	(4,990)
15/3/2014	15/3/2021	67,781	3.03%p.a.	USD LIBOR 3M BBA	(2,558)	(5,019)
20/2/2013	20/2/2020	30,000	2.39%p.a.	USD LIBOR 3M BBA	(770)	(1,892)
30/4/2013	30/4/2020	30,000	2.49%p.a.	USD LIBOR 3M BBA	(818)	(1,949)
30/6/2013	30/6/2020	30,000	2.58%p.a.	USD LIBOR 3M BBA	(867)	(2,009)
30/6/2013	30/6/2020	30,000	2.41%p.a.	USD LIBOR 3M BBA	(611)	(1,751)
20/2/2013	20/2/2020	30,000	2.24%p.a.	USD LIBOR 3M BBA	(541)	(1,684)
30/4/2013	30/4/2020	30,000	2.32%p.a.	USD LIBOR 3M BBA	(562)	(1,703)
30/6/2013	30/6/2020	16,400	2.46%p.a.	USD LIBOR 3M BBA	(429)	(1,050)
30/4/2013	30/4/2020	16,400	2.38%p.a.	USD LIBOR 3M BBA	(409)	(1,030)
20/2/2013	20/2/2020	16,400	2.29%p.a	USD LIBOR 3M BBA	(386)	(1,006)

				Total fair value	(150,437)	(158,946)

*      Notional amount $85,000 amortizing zero-cost collar (2.23%-6.00%) with knock-in floor sold at 2.23% and struck at 6.00%, as a 10-year forward hedge, covering the period from February 2007 to February 2017. The agreement guarantees that the interest rate payable on the Company's loans throughout the 10-year period will always remain between 2.23% and 6.00% excluding margin.

Schedule of Derivatives in ASC 815 Cash Flow Hedging Relationships [Table Text Block]

		The Effect of Derivative Instruments for the years ended December 31, 2010, 2011 and 2012

		Derivatives in ASC 815 Cash Flow Hedging Relationships
				Location of Gain / (Loss) Recognized in Income on Derivative (Ineffective Portion)

	Amount of Gain / (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)				Amount of Gain / (Loss) Recognized in Income on Derivative (Ineffective Portion)
	2010	2011	2012		2010	2011	2012
Interest rate swaps	(21,909)	(55,482)	(8,509)	Gain / (loss) on derivative instruments	-	-	-
Total	(21,909)	(55,482)	(8,509)		-	-	-

Schedule of Derivatives Not Designated as Hedging Instruments under ASC 815 [Table Text Block]

	Derivatives Not Designated as Hedging Instruments under ASC 815
	Location of Gain (Loss) Recognized on Derivative	Amount of Gain / (Loss) Recognized in Income on Derivative
		2010	2011	2012
Interest rate swaps	Gain / (loss) on derivative instruments	(4,873)	(7,267)	(1,611)
Forward contracts	Gain / (loss) on derivative instruments	414	(1,442)	1,149
Total		(4,459)	(8,709)	(462)